Subsequent Events - Additional Information (Details) - Subsequent Event	Feb. 28, 2020 USD ($) $ / shares shares	Feb. 05, 2020 USD ($) ft²	Feb. 04, 2020 USD ($) ft²
Securities Purchase Agreement
Gross proceeds from issuance of private placement	$ 65,000,000
Net proceeds from issuance of private placement	$ 60,000,000
Securities Purchase Agreement | Series B-1 Convertible Preferred Stock | Private placement
Issuance of stock | shares	3,198.9419
Issuance price per share | $ / shares	$ 10,500
Securities Purchase Agreement | Series B-2 Convertible Preferred Stock | Private placement
Issuance of stock | shares	523.8094
Issuance price per share | $ / shares	$ 10,500
Securities Purchase Agreement | Common Stock | Private placement
Issuance of stock | shares	2,467,724
Issuance price per share | $ / shares	$ 10.50
HCP Torrey Pines, LLC
Total area of premises leased | ft²			15,355
Security deposit			$ 100,000
HCP Torrey Pines, LLC | Headquarters Lease Amendment
Expanded area of premises leased | ft²		13,300
Total area of premises leased | ft²		28,655
Rent for new premises per month		$ 100,000
Increase in security deposit		100,000
Security deposit		200,000
Tenant improvement allowance		300,000
Maximum | HCP Torrey Pines, LLC | Headquarters Lease Amendment
Increase in tenant improvement allowance		$ 100,000